Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans

17. Employee Benefit Plans

Nucor makes contributions to a Profit Sharing and Retirement Savings Plan for qualified employees based on the profitability of the Company. Nucor’s expense for these benefits totaled $307.9 million in 2018 ($169.4 million in 2017 and $129.0 million in 2016). The related liability for these benefits is included in salaries, wages and related accruals in the consolidated balance sheets.

Nucor also has a medical plan covering certain eligible early retirees. The unfunded obligation, included in deferred credits and other liabilities in the consolidated balance sheets, totaled $25.5 million at December 31, 2018 ($25.1 million at December 31, 2017). The expense associated with this early retiree medical plan totaled $2.1 million in 2018 ($2.2 million in 2017 and $0.6 million in 2016). The discount rate is used by Nucor in determining its benefit obligation and was 4.24% in 2018 (3.6% in 2017 and 4.2% in 2016). The health care cost increase trend rate used was 6.3% in 2018 (6.6% in 2017 and 6.8% in 2016). The health care cost increase in the trend rate is projected to decline gradually to 4.5% by 2037.